UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2861

Fidelity Money Market Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for
Fidelity ® Money Market Trust
Retirement Government
Money Market Portfolio

November 30, 2011

1.810688.107

RGM-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 4.0%
	Yield (a)	Principal Amount (000s)	Value (000s)
Other Government Related - 4.0%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)

1/12/12	0.19 (b)	$ 12,822	$ 12,819
1/12/12	0.19 (b)	14,000	13,997
1/13/12	0.19 (b)	6,000	5,999
1/25/12	0.20 (b)	43,000	42,988
1/31/12	0.19 (b)	3,000	2,999
12/22/11	0.19 (b)	6,000	5,999
2/1/12	0.20 (b)	28,000	27,991
2/1/12	0.19 (b)	18,000	17,995
2/10/12	0.19 (b)	13,000	12,995
2/13/12	0.19 (b)	8,000	7,997
2/14/12	0.19 (b)	10,000	9,996
2/7/12	0.19 (b)	2,000	1,999
2/8/12	0.19 (b)	14,000	13,995
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			177,769
Federal Agencies - 35.6%

Fannie Mae - 5.7%
12/21/11 to 3/1/12	0.09 to 0.13	255,541	255,516
Fannie Mae Guaranteed Mortgage pass-thru certificates - 1.5%
1/9/12 to 9/17/12	0.15 to 0.28 (c)	64,000	64,372
Federal Farm Credit Bank - 0.2%
11/29/12	0.21 (c)	10,000	9,997
Federal Home Loan Bank - 20.6%
12/1/11 to 11/16/12	0.13 to 0.41 (c)	921,580	921,611
Freddie Mac - 7.6%
12/19/11 to 11/2/12	0.09 to 0.21 (c)	339,000	339,089
TOTAL FEDERAL AGENCIES			1,590,585
U.S. Treasury Obligations - 9.6%

U.S. Treasury Bills - 3.7%
1/5/12 to 10/18/12	0.06 to 0.12 (d)	167,000	166,937
U.S. Treasury Obligations - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Notes - 5.9%
12/15/11 to 9/15/12	0.07 to 0.33%	$ 262,000	$ 263,405
TOTAL U.S. TREASURY OBLIGATIONS			430,342
Repurchase Agreements - 51.5%
	Maturity Amount (000s)
In a joint trading account at 0.18% dated 11/30/11 due 12/1/11 (Collateralized by U.S. Government Obligations) #	$ 1,371,478	1,371,471
With:
Barclays Capital, Inc. at:
0.13%, dated 11/30/11 due 12/7/11 (Collateralized by U.S. Government Obligations valued at $7,140,026, 4%, 10/20/40)	7,000	7,000
0.16%, dated 11/8/11 due 12/7/11 (Collateralized by U.S. Government Obligations valued at $30,638,820, 3% - 5%, 2/1/21 - 10/1/41)	30,008	30,000
0.18%, dated 10/26/11 due 12/7/11 (Collateralized by U.S. Government Obligations valued at $16,342,881, 5%, 10/1/41)	16,007	16,000
Citibank NA at:
0.12%, dated 11/30/11 due 12/7/11 (Collateralized by U.S. Treasury Obligations valued at $21,420,155, 1%, 7/15/13)	21,000	21,000
0.13%, dated 11/29/11 due 12/6/11 (Collateralized by U.S. Government Obligations valued at $20,400,148, 3.5%, 12/1/25)	20,001	20,000
Deutsche Bank Securities, Inc. at:
0.15%, dated 11/8/11 due 12/7/11 (Collateralized by U.S. Government Obligations valued at $37,915,096, 0.66% - 7.5%, 6/25/24 - 8/20/58)	37,009	37,000
0.19%, dated 8/17/11 due 12/7/11 (Collateralized by U.S. Government Obligations valued at $14,315,659, 4% - 7%, 9/1/24 - 8/1/41)	14,009	14,000
Goldman Sachs & Co. at 0.13%, dated 11/29/11 due 12/6/11 (Collateralized by U.S. Government Obligations valued at $13,260,096, 4.5% - 5.2%, 10/1/12 - 10/1/41)	13,000	13,000
ING Financial Markets LLC at:
0.14%, dated:
11/10/11 due 12/7/11 (Collateralized by U.S. Government Obligations valued at $14,425,151, 2.97% - 5.5%, 11/15/25 - 9/15/41)	14,002	14,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
ING Financial Markets LLC at:
0.14%, dated:
11/16/11 due 12/7/11 (Collateralized by U.S. Government Obligations valued at $14,283,834, 3.22% - 5.5%, 2/1/38 - 5/1/41)	$ 14,002	$ 14,000
0.17%, dated 10/11/11 due 12/7/11 (Collateralized by U.S. Government Obligations valued at $14,333,638, 3.03% - 7%, 4/15/35 - 8/1/41)	14,006	14,000
0.19%, dated:
7/13/11 due 12/7/11 (Collateralized by U.S. Government Obligations valued at $57,502,509, 0.71% - 5.75%, 2/1/22 - 2/25/47)	56,054	56,000
7/15/11 due 12/7/11 (Collateralized by U.S. Government Obligations valued at $27,817,898, 0.65% - 6%, 6/17/27 - 2/25/47)	27,027	27,000
10/26/11 due 12/7/11 (Collateralized by U.S. Government Obligations valued at $7,211,493, 3% - 5.5%, 11/15/25 - 10/1/41)	7,003	7,000
10/27/11 due 12/7/11 (Collateralized by U.S. Government Obligations valued at $14,286,009, 2.53% - 6%, 2/1/31 - 11/1/41)	14,006	14,000
10/31/11 due 12/7/11 (Collateralized by U.S. Government Obligations valued at $36,049,261, 0.65% - 5.5%, 11/15/25 - 10/1/41)	35,016	35,000
0.23%, dated:
8/4/11 due 12/7/11 (Collateralized by U.S. Government Obligations valued at $7,215,649, 3% - 5.5%, 11/15/25 - 10/1/41)	7,008	7,000
8/18/11 due 12/7/11 (Collateralized by U.S. Government Obligations valued at $14,289,542, 3.03% - 5.5%, 5/1/40 - 10/1/41)	14,015	14,000
10/27/11 due 12/7/11 (Collateralized by U.S. Government Obligations valued at $9,185,921, 0.65% - 5.5%, 5/1/33 - 11/1/41)	9,006	9,000
0.24%, dated 11/7/11 due 12/7/11 (Collateralized by U.S. Government Obligations valued at $28,681,259, 1.75% - 5.5%, 2/1/31 - 11/1/41)	28,018	28,000
0.26%, dated 11/17/11 due 12/7/11 (Collateralized by U.S. Government Obligations valued at $439,661,284, 3.18% - 5.5%, 3/1/25 - 11/1/41)	431,280	431,000
Mizuho Securities USA, Inc. at 0.27%, dated 11/30/11 due 12/7/11 (Collateralized by U.S. Government Obligations valued at $7,210,055, 0.66%, 11/25/41)	7,002	7,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
RBC Capital Markets Corp. at:
0.16%, dated 8/26/11 due 12/7/11 (Collateralized by U.S. Government Obligations valued at $8,212,806, 0.64% - 6.5%, 4/1/15 - 6/1/41)	$ 8,004	$ 8,000
0.2%, dated 9/14/11 due 12/7/11 (Collateralized by U.S. Government Obligations valued at $20,582,605, 0.64% - 8.8%, 10/1/14 - 6/1/41)	20,020	20,000
UBS Securities LLC at:
0.12%, dated 11/15/11 due 12/7/11 (Collateralized by U.S. Government Obligations valued at $48,962,611, 4%, 10/1/41)	48,005	48,000
0.16%, dated 11/7/11 due 12/7/11 (Collateralized by U.S. Government Obligations valued at $18,361,959, 5.5%, 1/1/40)	18,005	18,000
TOTAL REPURCHASE AGREEMENTS		2,300,471
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $4,499,167)		4,499,167
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(33,108)
NET ASSETS - 100%		$ 4,466,059
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $177,769,000, or 4.0% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(d) Security or a portion of the security was pledged to cover open reverse repurchase agreements. At the period end, the value of securities pledged amounted to $11,000,000. The principal amount of the outstanding reverse repurchase agreement is $11,000,000.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,371,471,000 due 12/01/11 at 0.18%
Mizuho Securities USA, Inc.	$ 1,371,471
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At November 30, 2011, the cost of investment securities for income tax purposes was $4,499,167,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Money Market Trust
Retirement Money Market
Portfolio

November 30, 2011

1.810718.107

RMM-QTLY-0112

Investments November 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.2%
	Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA
12/7/11	0.22% (d)	$ 25,000	$ 25,000
Certificates of Deposit - 47.3%

Domestic Certificates Of Deposit - 0.3%
Branch Banking & Trust Co.
12/5/11 to 2/13/12	0.27 to 0.30	52,000	52,000
London Branch, Eurodollar, Foreign Banks - 8.8%
ABN AMRO Bank NV
12/5/11 to 1/4/12	0.38 to 0.49	154,000	154,001
Australia & New Zealand Banking Group Ltd.
12/13/11 to 6/6/12	0.30 to 0.61	49,000	49,000
Commonwealth Bank of Australia
12/9/11 to 12/12/11	0.30	123,000	123,000
DnB NOR Bank ASA
12/19/11	0.25	25,000	25,001
HSBC Bank PLC
12/28/11 to 5/31/12	0.30 to 0.55	308,000	308,000
National Australia Bank Ltd.
12/1/11 to 5/2/12	0.30 to 0.52	716,000	716,000
			1,375,002
New York Branch, Yankee Dollar, Foreign Banks - 38.2%
Bank of Montreal
1/9/12 to 12/6/12	0.25 to 0.43 (d)	155,000	155,000
Bank of Montreal Chicago CD Program
9/26/12 to 10/29/12	0.41 to 0.45 (d)	160,000	160,000
Bank of Nova Scotia
12/6/11 to 12/14/12	0.28 to 0.61 (d)	421,000	421,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
12/6/11 to 2/6/12	0.32 to 0.41	478,000	478,000
BNP Paribas SA
12/12/11	0.46 (d)	425,000	425,000
Canadian Imperial Bank of Commerce New York Branch
1/11/12 to 12/17/12	0.43 to 0.50 (d)	518,000	518,000
Credit Suisse New York Branch
12/5/11 to 2/17/12	0.30 to 0.47	490,000	490,000
Certificates of Deposit - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Deutsche Bank AG New York Branch
12/15/11 to 12/27/11	0.35 to 0.37%	$ 313,000	$ 313,000
DnB NOR Bank ASA
1/20/12 to 2/10/12	0.37 to 0.52	53,000	52,995
Mitsubishi UFJ Trust & Banking Corp.
1/25/12	0.45	78,000	78,000
Mizuho Corporate Bank Ltd.
12/2/11 to 12/6/11	0.18	162,000	162,000
National Bank Canada
7/6/12	0.36 (d)	47,000	47,000
Nordea Bank AB
2/3/12	0.68 (d)	7,000	7,001
Nordea Bank Finland PLC
1/13/12 to 1/20/12	0.35 to 0.38	307,000	306,999
Rabobank Nederland New York Branch
12/15/11 to 6/8/12	0.30 to 0.40 (d)	725,000	725,000
Royal Bank of Canada
11/1/12	0.73 (d)	110,000	110,000
Sumitomo Mitsui Banking Corp.
12/1/11 to 3/2/12	0.19 to 0.50	731,000	730,999
Svenska Handelsbanken
2/3/12 to 3/1/12	0.40 to 0.49	249,000	249,002
Toronto-Dominion Bank
11/7/12	0.45 (d)	100,000	100,000
Toronto-Dominion Bank New York Branch
1/12/12 to 11/14/12	0.33 to 0.62 (d)	161,000	161,000
UBS AG
1/12/12 to 1/30/12	0.44 to 0.45	266,000	266,000
			5,955,996
TOTAL CERTIFICATES OF DEPOSIT			7,382,998
Commercial Paper - 17.4%

Anheuser-Busch InBev Worldwide, Inc.
12/30/11	0.28	5,000	4,999
Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
ASB Finance Ltd.
3/2/12	0.39% (d)	$ 56,000	$ 55,999
ASB Finance Ltd. (London)
12/19/11 to 4/13/12	0.33 to 0.58	184,500	184,400
Barclays Bank PLC/Barclays US CCP Funding LLC
12/2/11 to 1/3/12	0.27 to 0.32	109,000	108,988
BAT International Finance PLC
12/1/11	0.34	12,000	12,000
Caisse d'Amort de la Dette Sociale
5/25/12	0.43 (b)(d)	49,000	48,997
Citigroup Funding, Inc.
12/8/11 to 12/28/11	0.39 to 0.40	155,000	154,966
Comcast Corp.
12/19/11	0.35 to 0.36	13,000	12,998
Commonwealth Bank of Australia
12/15/11 to 5/23/12	0.30 to 0.56	153,000	152,725
Danske Corp.
12/5/11 to 12/8/11	0.25	198,000	197,993
Devon Energy Corp.
12/8/11 to 12/27/11	0.37 to 0.38	56,000	55,993
DnB NOR Bank ASA
12/7/11 to 2/28/12	0.27 to 0.47	129,000	128,876
Duke Energy Corp.
12/8/11 to 12/19/11	0.35 to 0.40	21,000	20,997
Ecolab, Inc.
12/16/11	0.55	70,000	69,984
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

1/12/12	0.35	6,000	5,998
1/4/12	0.35	41,000	40,986
1/5/12	0.35	13,000	12,996
1/9/12	0.35	40,596	40,581
Nationwide Building Society
12/19/11 to 1/4/12	0.34 to 0.40	79,000	78,979
Nordea North America, Inc.
2/2/12 to 2/17/12	0.40 to 0.44	205,000	204,840
Northern Pines Funding LLC
12/1/11	0.40 (d)	23,000	23,000
Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Northern Pines Funding LLC (Liquidity Facility Shanghai Bestway Marine Engineering Design Co. Ltd.)

12/21/11	0.36	38,000	37,992
12/22/11	0.30	10,000	9,998
Salisbury Receivables Co. LLC (Barclays Bank PLC Guaranteed)
12/2/11	0.25	66,000	66,000
Skandinaviska Enskilda Banken AB
1/4/12 to 1/13/12	0.37 to 0.40	166,000	165,934
Svenska Handelsbanken, Inc.
12/28/11 to 1/31/12	0.33 to 0.39	110,000	109,949
Texas Instruments International Management Co. S.a.r.L.
7/9/12	0.43	6,000	5,984
Texas Instruments, Inc.
12/6/11 to 12/12/11	0.20	20,000	19,999
Thermo Fisher Scientific, Inc.
12/16/11 to 1/13/12	0.30 to 0.42	59,000	58,978
Total Capital Canada Ltd.
12/15/11	0.42	24,000	23,996
UBS Finance, Inc.
2/21/12 to 2/23/12	0.52 to 0.53	313,000	312,621
Verizon Communications, Inc.
1/13/12	0.45 (d)	70,000	70,000
Virginia Electric & Power Co.
12/5/11 to 12/7/11	0.34 to 0.35	33,000	32,998
Westpac Banking Corp.
4/5/12 to 4/10/12	0.39 (d)	153,000	153,000
Xerox Corp.
12/1/11 to 12/30/11	0.60	35,730	35,721
TOTAL COMMERCIAL PAPER			2,720,465
U.S. Government and Government Agency Obligations - 1.8%

Other Government Related - 1.8%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)

1/25/12	0.20 (c)	27,000	26,992
U.S. Government and Government Agency Obligations - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Other Government Related - continued
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank) - continued
1/26/12	0.20% (c)	$ 27,000	$ 26,992
1/3/12	0.19 (c)	31,000	30,996
1/31/12	0.19 (c)	11,000	10,997
1/6/12	0.19 (c)	37,928	37,921
1/9/12	0.19 (c)	40,000	39,993
2/1/12	0.20 (c)	104,000	103,967
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS			277,858
Federal Agencies - 3.3%

Fannie Mae - 1.0%
4/2/12	0.20	155,000	154,894
Federal Home Loan Bank - 2.3%
2/6/12 to 11/2/12	0.19 to 0.41	357,000	356,995
TOTAL FEDERAL AGENCIES			511,889
U.S. Treasury Obligations - 4.9%

U.S. Treasury Bills - 0.6%
2/9/12	0.30 to 0.31	99,000	98,941
U.S. Treasury Notes - 4.3%
2/15/12 to 10/31/12	0.14 to 0.35	656,000	664,219
TOTAL U.S. TREASURY OBLIGATIONS			763,160
Master Notes - 0.7%

Royal Bank of Scotland PLC
12/15/11	0.73 (d)(g)	107,000	107,000
Medium-Term Notes - 6.5%
	Yield (a)	Principal Amount (000s)	Value (000s)
Commonwealth Bank of Australia
2/10/12	0.45% (b)(d)	$ 50,000	$ 50,000
Metropolitan Life Insurance Co.
2/28/12	0.70 (d)(g)	45,000	45,000
Royal Bank of Canada
11/30/12 to 12/14/12	0.42 to 0.82 (b)(d)	351,000	351,000
12/6/12	0.44 (d)	151,000	150,957
Westpac Banking Corp.
4/2/12 to 6/14/12	0.35 to 0.49 (b)(d)	426,000	426,000
TOTAL MEDIUM-TERM NOTES			1,022,957
Asset-Backed Securities - 0.1%

Huntington Auto Trust 2011-1
9/17/12	0.36 (b)	11,879	11,879
Municipal Securities - 2.8%

ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. (Miramar Apts. Proj.) Series 2000 A, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN
12/7/11	0.13 (d)(e)	15,000	15,000
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. (Southport Apts. Proj.) Series 2002 A, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN
12/7/11	0.13 (d)(e)	19,995	19,995
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2008 A, LOC JPMorgan Chase Bank, VRDN
12/7/11	0.11 (d)	5,600	5,600
Ascension Parish Indl. Dev. Board Rev. (IMTT-Geismar Proj.) Series 2007, LOC Fed. Home Ln. Bank Atlanta, VRDN
12/7/11	0.12 (d)	8,000	8,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, LOC Citibank NA, VRDN
12/7/11	0.12 (d)	12,600	12,600
California Hsg. Fin. Agcy. Rev. (Multifamily Hsg. Prog.) Series III 2001 E (Liquidity Facility Fannie Mae Guaranteed Mtg. pass-thru certificates) (Liquidity Facility Freddie Mac), VRDN
12/7/11	0.10 (d)(e)	26,615	26,615
Municipal Securities - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
California Statewide Cmntys. Dev. Auth. Rev. (Motion Picture & Television Fund Proj.) Series 2001 A, LOC Northern Trust Co., VRDN
12/7/11	0.14% (d)	$ 5,900	$ 5,900
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, LOC Citibank NA, VRDN
12/7/11	0.11 (d)	9,195	9,195
Harris County Gen. Oblig. Series C (Liquidity Facility Bank of America NA), CP
12/7/11	0.20	134,203	134,203
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, LOC Freddie Mac, VRDN
12/7/11	0.12 (d)	5,200	5,200
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2009 A, LOC Wells Fargo Bank NA, VRDN
12/7/11	0.12 (d)	17,000	17,000
Illinois Fin. Auth. Rev. (Chicago Symphony Orchestra Proj.) Series 2008, LOC U.S. Bank NA, Minnesota, VRDN
12/7/11	0.13 (d)	10,065	10,065
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 B, LOC JPMorgan Chase Bank, VRDN
12/7/11	0.12 (d)	14,000	14,000
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2000 B, LOC U.S. Bank NA, Minnesota, VRDN
12/7/11	0.10 (d)	9,000	9,000
Milpitas Multiple-family Rev. (Crossing at Montague Proj.) Series A, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN
12/7/11	0.14 (d)(e)	29,000	29,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series Putters 3546 (Liquidity Facility JPMorgan Chase Bank)
12/7/11	0.14 (d)(f)	11,300	11,300
New York Hsg. Fin. Agcy. Rev. (125 West 31st Street Proj.) Series 2005 A, LOC Fannie Mae Guaranteed Mtg. pass-thru certificates, VRDN
12/7/11	0.12 (d)(e)	12,500	12,500
New York Hsg. Fin. Agcy. Rev. (Clinton Green North Hsg. Proj.) Series 2005 A, LOC Freddie Mac, VRDN
12/7/11	0.12 (d)(e)	25,000	25,000
New York Hsg. Fin. Agcy. Rev. (Clinton Green South Hsg. Proj.) Series 2005 A, LOC Freddie Mac, VRDN
12/7/11	0.12 (d)(e)	10,000	10,000
New York Hsg. Fin. Agcy. Rev. (Tower 31 Hsg. Proj.) Series 2005 A, LOC Freddie Mac, VRDN
12/7/11	0.12 (d)(e)	19,000	19,000
Municipal Securities - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Pennsylvania Higher Edl. Facilities Auth. Rev. (Holy Family Univ. Proj.) Series 2008, LOC TD Banknorth, NA, VRDN
12/7/11	0.14% (d)	$ 7,090	$ 7,090
Southern California Pub. Pwr. Auth. Rev. (Palo Verde Proj.) Series 2008 B, LOC Citibank NA, VRDN
12/7/11	0.11 (d)	5,300	5,300
Virginia Small Bus. Fing. (Children's Hosp. of The King's Daughters, Inc. Proj.) Series 2006, LOC Bank of America NA, VRDN
12/7/11	0.16 (d)	16,000	16,000
Washington Health Care Facilities Auth. Rev. (Children's Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 B, LOC Bank of America NA, VRDN
12/7/11	0.20 (d)	16,900	16,900
TOTAL MUNICIPAL SECURITIES			444,463
Repurchase Agreements - 17.1%
	Maturity Amount (000s)
In a joint trading account at 0.18% dated 11/30/11 due 12/1/11 (Collateralized by U.S. Government Obligations) #	$ 532	532
With:
Barclays Capital, Inc. at:
0.13%, dated 11/30/11 due 12/7/11 (Collateralized by U.S. Government Obligations valued at $24,480,089, 3.5%, 10/15/41)	24,001	24,000
0.3%, dated:
11/29/11 due 12/6/11 (Collateralized by Equity Securities valued at $15,120,262)	14,001	14,000
11/30/11 due 12/7/11 (Collateralized by Equity Securities valued at $11,880,104)	11,001	11,000
0.55%, dated 10/31/11 due:
12/2/11 (Collateralized by U.S. Treasury Obligations valued at $67,205,562, 0% - 5.44%, 11/15/20 - 5/20/41)	65,032	65,000
12/5/11 (Collateralized by Corporate Obligations valued at $68,282,325, 0.97%, 4/27/43)	65,035	65,000
0.6%, dated 10/31/11 due 12/5/11 (Collateralized by Corporate Obligations valued at $37,792,157, 1.25% - 7%, 4/15/12 - 11/15/30)	35,020	35,000
0.65%, dated 11/15/11 due 12/15/11 (Collateralized by U.S. Treasury Obligations valued at $27,818,035, 0%, 11/15/26 - 5/15/29)	27,015	27,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Citibank NA at:
0.12%, dated 11/30/11 due 12/7/11 (Collateralized by U.S. Treasury Obligations valued at $74,460,313, 0.65% - 2.13%, 7/15/13 - 2/29/16)	$ 73,002	$ 73,000
0.13%, dated 11/29/11 due 12/6/11 (Collateralized by U.S. Government Obligations valued at $72,420,523, 3.5% - 4%, 10/1/25 - 10/1/30)	71,002	71,000
Citigroup Global Markets, Inc. at:
0.28%, dated 11/30/11 due 12/1/11 (Collateralized by Corporate Obligations valued at $102,024,489, 0.5% - 6.88%, 1/23/12 - 6/2/41)	100,001	100,000
0.48%, dated 11/30/11 due 12/1/11 (Collateralized by Mortgage Loan Obligations valued at $5,250,071, 0.87% - 8.62%, 8/13/29 - 9/25/34)	5,000	5,000
Credit Suisse Securities (USA) LLC at:
0.21%, dated 11/30/11 due 12/1/11 (Collateralized by Equity Securities valued at $10,800,386)	10,000	10,000
0.65%, dated 11/14/11 due 12/14/11 (Collateralized by Corporate Obligations valued at $18,366,766, 9.25% - 12.5%, 1/15/15 - 8/1/19)	17,009	17,000
0.8%, dated 11/2/11 due 2/1/12 (Collateralized by Corporate Obligations valued at $58,359,951, 2.38% - 3.75%, 7/15/12 - 1/7/25)	54,109	54,000
0.9%, dated 10/19/11 due:
1/12/12 (Collateralized by Mortgage Loan Obligations valued at $20,542,335, 2.58% - 6.41%, 10/25/35 - 8/25/37)	19,040	19,000
1/19/12 (Collateralized by Mortgage Loan Obligations valued at $20,545,763, 4.8% - 6%, 1/25/37 - 1/20/47)	19,044	19,000
1/26/12 (Collateralized by Mortgage Loan Obligations valued at $17,298,166, 5.08% - 5.71%, 4/25/37 - 8/25/37)	16,040	16,000
0.91%, dated 10/24/11 due 2/3/12 (Collateralized by Corporate Obligations valued at $15,134,179, 0.41% - 5.21%, 9/25/35 - 10/25/46)	14,036	14,000
0.92%, dated 10/24/11 due 2/10/12 (Collateralized by Corporate Obligations valued at $15,138,256, 0.36% - 7.84%, 11/15/29 - 10/25/37)	14,039	14,000
0.94%, dated 10/27/11 due 2/17/12 (Collateralized by Corporate Obligations valued at $29,185,894, 0.4% - 0.5%, 12/15/35 - 7/25/37)	27,080	27,000
0.96%, dated 10/31/11 due 2/24/12 (Collateralized by Corporate Obligations valued at $15,132,698, 0.41% - 7.03%, 7/15/29 - 7/10/45)	14,043	14,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Credit Suisse Securities (USA) LLC at:
1%, dated 11/23/11 due 2/21/12 (Collateralized by Mortgage Loan Obligations valued at $25,929,461, 0.61% - 0.93%, 3/25/36 - 2/25/47)	$ 24,060	$ 24,000
Deutsche Bank Securities, Inc. at 0.19%, dated 8/17/11 due 12/7/11 (Collateralized by U.S. Government Obligations valued at $49,078,984, 2.38% - 7%, 8/1/17 - 10/20/58)	48,030	48,000
Goldman Sachs & Co. at:
0.13%, dated 11/29/11 due 12/6/11 (Collateralized by U.S. Government Obligations valued at $47,940,347, 3.5% - 4%, 1/1/26 - 9/1/30)	47,001	47,000
0.2%, dated 11/30/11 due 12/7/11 (Collateralized by U.S. Treasury Obligations valued at $111,240,622, 4.5%, 8/15/39)	108,004	108,000
0.25%, dated 11/30/11 due 12/7/11 (Collateralized by U.S. Treasury Obligations valued at $41,820,307, 0.63%, 12/31/12)	41,002	41,000
ING Financial Markets LLC at:
0.14%, dated:
11/10/11 due 12/7/11 (Collateralized by U.S. Government Obligations valued at $49,447,117, 0.65% - 5.5%, 11/15/25)	48,006	48,000
11/16/11 due 12/7/11 (Collateralized by U.S. Government Obligations valued at $48,962,844, 0.65% - 5.85%, 4/1/18 - 9/1/41)	48,006	48,000
0.17%, dated 10/11/11 due 12/7/11 (Collateralized by UU.S. Government Obligations valued at $49,428,940, 0.65% - 5.5%, 1/25/36 - 10/1/41)	48,020	48,000
0.22%, dated 11/30/11 due 12/1/11 (Collateralized by Corporate Obligations valued at $135,064,984, 3.45% - 9.25%, 5/1/13 - 5/15/38)	129,001	129,000
0.23%, dated:
8/4/11 due 12/7/11 (Collateralized by U.S. Government Obligations valued at $25,752,048, 3.03% - 6%, 2/25/37 - 10/1/41)	25,029	25,000
8/18/11 due 12/7/11 (Collateralized by U.S. Government Obligations valued at $49,113,651, 0.65% - 5.75%, 2/1/31 - 11/1/41)	48,051	48,000
0.24%, dated 11/7/11 due 12/7/11 (Collateralized by U.S. Government Obligations valued at $97,556,729, 2% - 6%, 8/25/17 - 10/1/41)	95,060	95,000
0.34%, dated 11/10/11 due 12/7/11 (Collateralized by Corporate Obligations valued at $40,958,575, 4.6% - 10.75%, 5/26/15 - 8/1/39)	39,012	39,000
0.52%, dated 10/20/11 due 12/7/11 (Collateralized by Corporate Obligations valued at $7,357,628, 4.13% - 8.25%, 3/15/13 - 11/15/29)	7,009	7,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
ING Financial Markets LLC at:
0.58%, dated 11/16/11 due 12/7/11 (Collateralized by Corporate Obligations valued at $10,504,858, 5.95% - 8.25%, 2/1/19 - 11/15/29)	$ 10,015	$ 10,000
J.P. Morgan Clearing Corp. at:
0.25%, dated 11/30/11 due 12/1/11 (Collateralized by Equity Securities valued at $108,696,430)	100,001	100,000
0.6%, dated 10/24/11 due 1/23/12 (Collateralized by Equity Securities valued at $77,222,886)	71,108	71,000
0.69%, dated 7/27/11 due 1/23/12 (Collateralized by Corporate Obligations valued at $77,362,228, 5.75% - 6.5%, 6/15/14 - 11/15/16)	71,245	71,000
0.75%, dated 10/24/11 due 4/23/12 (Collateralized by Equity Securities valued at $39,161,414)	36,137	36,000
J.P. Morgan Securities, Inc. at:
0.25%, dated 11/30/11 due 12/1/11 (Collateralized by Corporate Obligations valued at $14,702,414, 8.88%, 4/15/24)	14,000	14,000
0.5%, dated 11/17/11 due 12/7/11 (Collateralized by Mortgage Loan Obligations valued at $38,889,157, 6%, 4/25/37)	36,016	36,000
0.75%, dated 9/28/11 due 3/26/12 (Collateralized by Mortgage Loan Obligations valued at $27,038,895, 6%, 8/25/36 - 4/25/37)	25,094	25,000
Merrill Lynch, Pierce, Fenner & Smith at 0.58%, dated 11/30/11 due 12/1/11 (Collateralized by Corporate Obligations valued at $166,322,680, 0% - 7.63%, 5/1/22 - 7/25/47)	154,002	154,000
Mizuho Securities USA, Inc. at:
0.21%, dated 11/30/11 due 12/1/11 (Collateralized by U.S. Treasury Obligations valued at $136,974,296, 3% - 9.09%, 2/28/17 - 9/20/41)	133,001	133,000
0.27%, dated 11/30/11 due 12/7/11 (Collateralized by U.S. Government Obligations valued at $23,690,179, 0.55% - 4%, 1/25/37 - 11/25/41)	23,005	23,000
0.42%, dated 11/14/11 due 12/7/11 (Collateralized by Equity Securities valued at $32,894,843)	30,011	30,000
0.44%, dated 11/17/11 due 12/7/11 (Collateralized by Equity Securities valued at $32,008,920)	30,012	30,000
RBC Capital Markets Co. at:
0.53%, dated 9/2/11 due 12/7/11 (Collateralized by Corporate Obligations valued at $28,813,266, 0% - 5.93%, 5/15/14 - 8/25/48)	27,040	27,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
RBC Capital Markets Co. at:
0.54%, dated 10/6/11 due 12/7/11 (Collateralized by Mortgage Loan Obligations valued at $28,499,467, 0.45% - 6%, 11/25/20 - 6/25/37)	$ 27,036	$ 27,000
0.55%, dated 9/12/11 due 12/7/11 (Collateralized by Corporate Obligations valued at $29,129,629, 0% - 11.75%, 8/1/12 - 3/15/46)	27,038	27,000
RBC Capital Markets Corp. at:
0.16%, dated 8/26/11 due 12/7/11 (Collateralized by U.S. Government Obligations valued at $29,668,856, 0.64% - 6.5%, 4/1/16 - 11/1/41)	29,016	29,000
0.2%, dated 9/14/11 due 12/7/11 (Collateralized by U.S. Government Obligations valued at $71,969,592, 0.64% - 11.5%, 4/1/12 - 11/25/49)	70,071	70,000
RBS Securities, Inc. at 0.53%, dated 11/30/11 due 12/7/11 (Collateralized by U.S. Government Obligations valued at $116,390,212, 5.74% - 7.14%, 7/25/36 - 12/25/41)	113,012	113,000
Royal Bank of Scotland PLC at 0.53%, dated 11/30/11 due 12/7/11 (Collateralized by U.S. Government Obligations valued at $55,080,322, 3.8% - 4.25%, 11/15/13 - 12/15/50)	54,006	54,000
UBS Securities LLC at:
0.51%, dated 10/5/11 due 12/7/11 (Collateralized by Corporate Obligations valued at $19,058,007, 1.5% - 4.5%, 5/1/13 - 12/15/37)	18,024	18,000
0.52%, dated 10/26/11 due 12/7/11 (Collateralized by Corporate Obligations valued at $15,127,863, 10.5%, 4/15/19)	14,018	14,000
0.6%, dated:
11/22/11 due 12/7/11 (Collateralized by Corporate Obligations valued at $14,702,205, 2.13% - 5.92%, 9/15/16 - 4/1/21)	14,021	14,000
11/23/11 due 12/7/11 (Collateralized by Corporate Obligations valued at $19,442,592, 7.63% - 12.5%, 7/15/13 - 5/24/16)	18,027	18,000
0.7%, dated 11/15/11 due 1/13/12 (Collateralized by Corporate Obligations valued at $19,956,207, 0.72% - 1%, 8/26/19 - 10/25/35)	19,022	19,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Wells Fargo Securities, LLC at:
0.19%, dated 11/30/11 due 12/1/11 (Collateralized by Corporate Obligations valued at $30,344,988, 0% - 7.5%, 12/12/11 - 9/1/39)	$ 29,000	$ 29,000
0.47%, dated 10/11/11 due 12/7/11 (Collateralized by Commercial Paper Obligations valued at $26,798,150, 1/23/12 - 12/1/37)	26,031	26,000
TOTAL REPURCHASE AGREEMENTS		2,667,532
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $15,935,201)		15,935,201
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(320,928)
NET ASSETS - 100%		$ 15,614,273
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $887,876,000 or 5.7% of net assets.

(c) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $277,858,000, or 1.8% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $152,000,000 or 1.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.7%, 2/28/12	3/26/02	$ 45,000
Royal Bank of Scotland PLC 0.73%, 12/15/11	11/15/11	$ 107,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$532,000 due 12/01/11 at 0.18%
Mizuho Securities USA, Inc.	$ 532
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At November 30, 2011, the cost of investment securities for income tax purposes was $15,935,201,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Money Market Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Money Market Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 30, 2012